Employee Benefit Plans - Funded Status of the Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Funded status of plan
Benefit obligations	$ 1,989	$ 603	$ 61
Fair value of plan assets	1,199	274	18
Underfunded	(790)	(329)
Plan liabilities	790	329
Benefit cost
Unrecognized actuarial loss	(205)	378	0
Prior service cost expected to be amortized in 2017	5
Net actuarial loss expected to be amortized in 2017	45
Selling, general and administrative expenses
Benefit cost
Net periodic pension cost	$ 413	$ 99	$ 62